Capital and Reserves - Additional Information (Details) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Par value per share	$ 0.0005	$ 0.0005
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Par value per share	$ 0.0005	$ 0.0005